As filed with the Securities and Exchange Commission
                                on March 30, 1998
                       Registration No. 2-97817; 811-4305

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                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                           Post-Effective Amendment No. 52      [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                 Amendment No. 54               [X]
                        (Check appropriate box or boxes)
                             ----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
  Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
  Morrison & Foerster LLP                                & Frankel
  2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
  Suite 5500                                         New York, New York 10022
  Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):[
 [ ]  Immediately upon filing pursuant       [X]  on April 29, 1998, pursuant
       to Rule 485(b), or                          to Rule 485(b), or
 [ ]  60 days after filing pursuant          [ ]  on (date) pursuant
       to Rule 485(a), or                          to Rule 485(a).
 [ ]  75 days after filing pursuant to       [ ]  on (date) pursuant to
       paragraph (a)(2)                            paragraph (a)(2)of Rule 485

If appropriate, check the following box:
 [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 52 to the Registration Statement of Nations Fund Trust (the "Trust") hereby incorporates by reference all the information set forth in Parts A, B & C of Post Effective Amendment No. 51 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940, which was filed on January 14, 1998. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 51.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of March, 1998.

                                      NATIONS FUND TRUST

                                      By:          *
                                            A. Max Walker
                                            President and Chairman
                                            of the Board of Trustees

                                      By:   /s/ Richard H. Blank, Jr.
                                            Richard H. Blank, Jr.
                                            *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                 DATE

                *                              President and Chairman                  March 30, 1998
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(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

                *                                     Treasurer                        March 30, 1998
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(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         March 30, 1998
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         March 30, 1998
----------------------------------
(James Ermer)

                *                                      Trustee                         March 30, 1998
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(William H. Grigg)

                *                                      Trustee                         March 30, 1998
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(Thomas F. Keller)

                *                                      Trustee                         March 30, 1998
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         March 30, 1998
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         March 30, 1998
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(Thomas S. Word)

                *                                      Trustee                         March 30, 1998
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(James B. Sommers)

  /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact